7. MINERAL PROPERTY INTERESTS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 7. MINERAL PROPERTY INTERESTS

MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests. The Company has investigated title to its mineral property interests and, except as otherwise disclosed below, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are its interest in the Lookout Hill property in Mongolia, and the Ann Mason project (the “Ann Mason Project”) in Nevada.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia ("MRAM")  in October 2009. Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn-In Agreement") with Turquoise Hill. Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property"). Most of Turquoise Hill’s rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, OTLLC. The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a right of first refusal by OTLLC.

The conversion of the original Shivee Tolgoi and Javhlant exploration licences into mining licences was a condition precedent to the Investment Agreement (the "Investment Agreement") between Turquoise Hill, OTLLC, the Government of Mongolia and Rio Tinto International Holdings Limited.  The licences are part of the contract area covered by the Investment Agreement, although the Company is not a party to the Investment Agreement.  The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

On February 27, 2013, notice (the "Notice") was delivered to the Company by the MRAM that by Order No. 43 dated February 22, 2013, the Ministry of Mining had cancelled the July 10, 2009 Order of the Ministry of Mineral Resources and Energy (the "2009 Order") registering the Hugo North Extension and Heruga reserves.  The registration of reserves is a pre-condition to applying for the conversion of an exploration licence into a mining licence.  The Notice stated that the 2009 Order breached Clause 48.4 of the Minerals Law of Mongolia and Clause 9 of the Charter of the Minerals Resource Counsel.  The Notice, which was not concerned with the issuing of the mining licences, further advised that any transfer, sale or lease of the Shivee Tolgoi and Javhlant mining licences is temporarily suspended.  The mining licences have not been revoked or cancelled, and the Company is currently working to resolve the temporary suspension of transfers, sales or leases of the licences.

As of March 31, 2013, the Entrée-OTLLC Joint Venture had expended approximately $26 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 8).

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and title to patented lode claims. The Company assembled this package of claims through a combination of staking and a series of transactions undertaken since August 2009, including the June 30, 2010 acquisition of PacMag Metals Limited (now PacMag Metals Pty Ltd.) (“PacMag”). The project area includes the Ann Mason and the Blue Hill deposits, and several early-stage copper porphyry targets including the Blackjack IP, Blackjack Oxide, Roulette and Minnesota targets.

Certain of the unpatented lode claims (part of the area formerly known as the Blackjack property) are leased to the Company pursuant to a mining lease and option to purchase agreement (“MLOPA”) with two individuals. Under the MLOPA, the Company is granted the option to purchase the claims for $500,000. If the Company exercises its option, the claims will be subject to a 3% net smelter returns ("NSR") royalty (which may be bought down to a 1% NSR royalty for $2 million). The MLOPA also provides for annual advance minimum royalty payments of $27,500 which commenced in June 2011 and will continue until the commencement of sustained commercial production. The advance payments will be credited against future royalty payments or the buy down of the royalty.

In September 2009, the Company entered into an agreement with Bronco Creek Exploration Inc. ("Bronco Creek"), a wholly-owned subsidiary of Eurasian Minerals Inc., whereby the Company may acquire an 80% interest in certain unpatented lode claims formerly known as the Roulette property. In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years (completed); (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement.

Certain of the patented lode claims are subject to a 2% NSR royalty in favour of AngloGold Ashanti (Nevada) Corp.  In February 2013, the Company entered into an agreement with Sandstorm Gold Ltd. (“Sandstorm”) whereby the Company granted Sandstorm a 0.4% NSR royalty over certain of the unpatented lode claims, including the claims covering the Ann Mason and Blue Hill deposits, in return for an upfront payment of $5 million (the “Sandstorm NSR Payment”) which was recorded as a recovery to acquisition costs.

Other Properties

During the three months ended March 31, 2013, the Company also had interests in non-material properties in Australia, United States, and Peru. Non-material properties include the following:

Australia Properties

The Company has mineral property interests in Australia which it acquired in conjunction with the PacMag acquisition, namely the Blue Rose joint venture. The Company holds a 51.6% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., now a subsidiary of Atlas Iron Limited (ASX:AGO - "Atlas"), retaining the remaining 48.4% interest.

Empirical

During the year ended December 31, 2012, the Company entered into an agreement with Empirical Discovery, LLC to purchase a 100% interest in the Lordsburg and Oak Grove properties, subject to a 2% NSR royalty, pursuant to which the Company paid $100,000 and issued 500,000 common shares valued at $326,483. Empirical has an option, until June 1, 2013, to reacquire the Oak Grove property for no consideration as Entrée did not complete a minimum amount of drilling prior to January 1, 2013.

Capitalized mineral property acquisition costs are summarized as follows:

	March 31, 2013	December 31, 2012

USA
Ann Mason	$49,689,039	$55,752,523
Empirical	970,602	990,797
Other	296,101	302,262
Total USA	50,955,742	57,045,582

AUSTRALIA
Blue Rose JV	559,697	571,342
Total Australia	559,697	571,342

Total all locations	$51,515,439	$57,616,924

Ann Mason capitalized mineral property acquisition costs are net of the $5 million Sandstorm NSR Payment.

Expensed exploration costs are summarized as follows:

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012

US	$941,031	$2,869,631
Mongolia	529,834	567,521
Other	132,925	178,835

Total all locations	$1,603,790	$3,615,987